Subordinated liabilities	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.24	Year ended 31.12.23
	£m	£m
Opening balance as at 1 January	10,494	11,423
Issuances	1,355	1,523
Redemptions	—	(2,239)
Other	(54)	(213)
Closing balance	11,795	10,494
Issuances of £1,355m comprise £1,276m EUR 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes issued externally by Barclays PLC and £79m USD Floating Rate Notes issued externally by a Barclays subsidiary.

Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.